Income Taxes (Tax Effects of Temporary Differences) (Details) - USD ($) $ in Millions	Feb. 01, 2015	Feb. 02, 2014
Assets:
Deferred compensation	$ 272	$ 252
Accrued self-insurance liabilities	440	447
State income taxes	121	117
Non-deductible reserves	283	275
Capital loss carryover	0	104
Net operating losses	45	66
Impairment of investment	30	120
Other	279	281
Total Deferred Tax Assets	1,470	1,662
Valuation Allowance	(6)	(26)
Total Deferred Tax Assets after Valuation Allowance	1,464	1,636
Liabilities:
Inventory	(61)	(97)
Property and equipment	(1,156)	(1,236)
Goodwill and other intangibles	(161)	(150)
Other	(234)	(138)
Total Deferred Tax Liabilities	(1,612)	(1,621)
Net Deferred Tax (Liabilities) Assets	$ (148)	$ 15